Commitments and Contingencies (Details Textual) ¥ in Millions	1 Months Ended		12 Months Ended
	Nov. 28, 2016 CNY (¥)	May 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Commitments and Contingencies (Textual)
Operating leases, rent expense			$ 5,555,144	$ 6,044,119		$ 7,013,985
Accrual amount			3,000,000
Expected insurance recovery			$ 3,000,000
Damage amount	¥ 10			$ 7,700,000	¥ 50
Board of Directors [Member]
Commitments and Contingencies (Textual)
Litigation expenses		$ 3,000,000